CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest and dividend income:
Loans, including fees		¥ 1,018,766	¥ 1,380,828	¥ 1,381,553
Investments:
Interest		55,482	89,749	144,199
Dividends		56,847	76,150	88,289
Trading account assets		236,620	221,983	211,749
Call loans and funds sold		2,186	5,434	5,547
Receivables under resale agreements and securities borrowing transactions		42,350	271,598	254,862
Deposits in other banks		44,305	105,430	121,244
Total interest and dividend income		1,456,556	2,151,172	2,207,443
Interest expense:
Deposits		160,315	615,785	613,570
Trading account liabilities		52,682	52,955	49,660
Call money and funds purchased		1,829	8,830	11,121
Payables under repurchase agreements and securities lending transactions		54,655	358,862	382,045
Other short-term borrowings		18,432	29,813	33,313
Long-term debt		180,026	205,136	223,767
Total interest expense		467,939	1,271,381	1,313,476
Net interest income		988,617	879,791	893,967
Provision (credit) for credit losses (Note 3 and 5)		112,776	156,200	32,459
Net interest income after provision (credit) for credit losses		875,841	723,591	861,508
Noninterest income (Note 25):
Fee and commission income		912,684	867,885	853,290
Foreign exchange gains (losses)—net (Note 26)	[1],[2]	89,267	44,345	93,577
Trading account gains (losses)—net (Note 26)	[3]	120,596	745,692	328,841
Investment gains (losses)—net
Debt securities	[2]	(22,032)	31,032	(3,842)
Equity securities	[2]	850,567	(557,391)	(155,947)
Equity in earnings (losses) of equity method investees—net	[2]	31,027	34,012	29,172
Gains on disposal of premises and equipment	[2]	7,125	2,583	5,145
Other noninterest income	[3],[4]	52,086	139,582	72,135
Total noninterest income		2,041,320	1,307,740	1,222,371
Noninterest expenses:
Salaries and employee benefits		685,692	677,332	682,645
General and administrative expenses		623,732	649,498	761,528
Occupancy expenses		206,470	214,851	207,814
Fee and commission expenses		190,489	194,010	189,722
Provision (credit) for credit losses on off-balance-sheet instruments		18,007	19,262	(8,969)
Other noninterest expenses		164,007	122,888	166,079
Total noninterest expenses		1,888,397	1,877,841	1,998,819
Income before income tax expense		1,028,764	153,490	85,060
Income tax expense (Note 19)		210,716	47,175	9,335
Net income		818,048	106,315	75,725
Less: Net income (loss) attributable to noncontrolling interests		236,283	(43,880)	(8,746)
Net income attributable to MHFG shareholders		¥ 581,765	¥ 150,195	¥ 84,471
Earnings per common share (Note 18):
Basic net income per common share		¥ 229.27	¥ 59.19	¥ 33.31
Diluted net income per common share	[5]	229.26	59.19	33.30
Dividends Per Share [Abstract]
Class XI preferred stock
Common stock		¥ 75.00	¥ 75.00	¥ 75.00

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	For the fiscal years ended March 31, 2020 and 2021, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.